Revenue - Disaggregation of Revenue, Customers Over 10% of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 750	$ 2,090	$ 9,979
Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	750	2,009	8,750
Customer A | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	750	1,500	1,500
Customer B | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	0	7,250
Customer C | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 0	$ 509	$ 0